John Hancock Funds II
 Global Real Estate Fund

Supplement dated January 2, 2018 to the current Prospectus and Statement of Additional Information (“SAI”)

At its in-person meeting held on December 12–14, 2017, the Board of Trustees of John Hancock Funds II (the “Board”) approved the closing and liquidation of Global Real Estate Fund (the “Fund”) pursuant to a Plan of Liquidation approved by the Board. As of the close of business on or about April 20, 2018, there will be no shareholders in the Fund, and the Fund will be liquidated on such date.

For more information, please call John Hancock Investments at 800-225-5291.

You should read this Supplement in conjunction with the Prospectus and SAI and retain it for your future reference.

John Hancock Funds II
 Investment Quality Bond Fund

Supplement dated January 2, 2018 to the current Prospectus and Statement of Additional Information (“SAI”)

At its in-person meeting held on December 12–14, 2017, the Board of Trustees of John Hancock Funds II (the “Board”) approved the closing and liquidation of Investment Quality Bond Fund (the “Fund”) pursuant to a Plan of Liquidation approved by the Board. As of the close of business on or about April 20, 2018, there will be no shareholders in the Fund, and the Fund will be liquidated on such date.

For more information, please call John Hancock Investments at 800-225-5291.

You should read this Supplement in conjunction with the Prospectus and SAI and retain it for your future reference.

John Hancock Funds II
 Real Estate Equity Fund

Supplement dated January 2, 2018 to the current Prospectus and Statement of Additional Information (“SAI”)

At its in-person meeting held on December 12–14, 2017, the Board of Trustees of John Hancock Funds II (the “Board”) approved the closing and liquidation of Real Estate Equity Fund (the “Fund”) pursuant to a Plan of Liquidation approved by the Board. As of the close of business on or about April 20, 2018, there will be no shareholders in the Fund, and the Fund will be liquidated on such date.

For more information, please call John Hancock Investments at 800-225-5291.

You should read this Supplement in conjunction with the Prospectus and SAI and retain it for your future reference.

John Hancock Funds II

Supplement dated January 2, 2018 to the current Class NAV share prospectus (the “Prospectus”)

Small Cap Growth Fund (the “fund”)

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The following information supplements and supersedes any information to the contrary relating to the fund contained in the Prospectus.

At its meeting held on December 12–14, 2017, the Board of Trustees of John Hancock Funds II approved revisions to the fund’s 80% investment policy of investing in small cap companies, as set forth below, that will take effect on or about February 12, 2018. Pursuant to these revisions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of small cap companies.

Effective on or about February 12, 2018, the Prospectus is hereby amended as follows:

In the “Principal investment strategies” section, the first paragraph is revised and restated as follows:

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of small cap companies. For the purposes of the fund, “small cap companies” are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index (approximately $6.7 billion as of October 31, 2016) or the S&P Small Cap 600 Index (approximately $3.8 billion as of October 31, 2016).

Also, effective on or about February 12, 2018, the fund is changing its name to Small Cap Stock Fund. Accordingly, all references to Small Cap Growth Fund will be changed to reflect the fund’s new name.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated January 2, 2018 to the current Statement of Additional Information

Small Cap Growth Fund (the “fund”)

Effective on or about February 12, 2018, the fund is changing its name to Small Cap Stock Fund. Accordingly, all references to Small Cap Growth Fund will be changed to reflect the fund’s new name.

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.

John Hancock Funds II
Small Company Growth Fund (the “fund”)

Supplement dated January 2, 2018 to the current Class NAV prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”)

Effective on or about March 3, 2018, the fund is changing its name to Small Cap Growth Fund. Accordingly, all references to Small Company Growth Fund will be changed to reflect the fund’s new name.

You should read this Supplement in conjunction with the Prospectus and SAI and retain it for future reference.